Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 553,144		¥ 404,495
Less: accumulated depreciation	(316,176)		(249,656)
Construction in progress	2,410		1,693
Property, plant and equipment, net	239,378	$ 34,231	156,532
Machinery
Property Plant And Equipment [Line Items]
Property and equipment, gross	82,228		75,597
Electronic Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	136,937		89,606
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	194,223		155,681
Furniture and Office Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	104,635		48,480
Buildings
Property Plant And Equipment [Line Items]
Property and equipment, gross	24,518		24,518
Motor Vehicles
Property Plant And Equipment [Line Items]
Property and equipment, gross	1,466		1,466
Software
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 9,137		¥ 9,147